Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries [Line Items]
Non-controlling interest	$ 625,049	$ 638,827
Matrix IT and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries [Line Items]
Non-controlling interest	155,886	161,947
Sapiens and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries [Line Items]
Non-controlling interest	316,319	320,448
Magic Software and its subsidiaries [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries [Line Items]
Non-controlling interest	151,253	153,706
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of non-controlling interest in material partially-owned subsidiaries [Line Items]
Non-controlling interest	$ 1,291	$ 2,726